Loss Per Common Share	12 Months Ended
Dec. 31, 2020
Loss Per Common Share
Loss Per Common Share

10.    Loss Per Common Share

A reconciliation of the numerators and denominators for the basic and diluted per common share amounts is as follows:

			For the period
			from March 13,
			2018 (inception)
	Twelve months ended December 31,		through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—

Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500

Basic and diluted loss available to common shares	$(2.99)	$—	$—

All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis.